Loans and Financing (Details) - Schedule of Loans and Financing - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2022	Dec. 31, 2023
Foreign currency
Financing expenses, Current	$ 875,763		$ 1,577,047	$ 891,570
Financing expenses, Non-current	17,736,486		16,123,101	19,107,567
Foreign currency [Member]
Foreign currency
Financing expenses, Current	197,873		919,769	92,676
Financing expenses, Non-current	67,265		449,968	217,825
Local currency [Member]
Foreign currency
Financing expenses, Current	677,890		657,278	798,894
Financing expenses, Non-current	$ 17,669,221		$ 15,673,133	18,889,742
ACC – Advances on exchange contracts [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	6.15%		8.40%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2024		2024
Financing expenses, Current	$ 175,166		$ 416,772	52,158
Financing expenses, Non-current			$ 51,056
Prepayment [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	7.38%		7.38%
Currency	USD		USD
Indexer	SOFR		SOFR
Payment terms/non- current debt	2024 – 27		2024 – 27
Financing expenses, Current			$ 397,508	5,531
Financing expenses, Non-current			$ 378,479	174,346
Prepayment [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.09%	[1]	8.22%
Currency	GBP, USD	[1]	GBP and USD
Indexer	BoE, SOFR	[1]	BoE, SOFR
Payment terms/non- current debt	2024 – 25	[1]	2024 – 25
Financing expenses, Current	$ 12,927	[1]	$ 9,543	54,906	[1]
Financing expenses, Non-current		[1]		60,000	[1]
FINIMP – Import Financing [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	6.48%		6.48%
Currency	USD e EUR		USD and EUR
Indexer	Euribor		Euribor
Payment terms/non- current debt	2025		2024 – 25
Financing expenses, Current	$ 10,857		$ 100,641	31,291
Financing expenses, Non-current			$ 3,041	647
White Stripe credit facility [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	8.45%		8.45%
Currency	USD e CAD		USD and CAD
Indexer
Payment terms/non- current debt
Financing expenses, Current			$ 3,020	2,892
Financing expenses, Non-current
Working capital – Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	8.97%		8.97%
Currency	USD		USD
Indexer	SOFR		SOFR
Payment terms/non- current debt	2024 – 30		2024 – 30
Financing expenses, Current	$ 5,983		$ 1,735	362
Financing expenses, Non-current	$ 2,393		$ 2,841	2,553
CRA – Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.37%		4.92%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2024 – 38		2028
Financing expenses, Current	$ 922		$ 93	442
Financing expenses, Non-current	$ 64,872		$ 12,757	38,464
CRA – Agribusiness Credit Receivable Certificates [Member] | Local currency [Member]
Foreign currency
Average annual interest rate			10.38%
Currency			BRL
Indexer			CDI and IPCA
Payment terms/non- current debt			2024 – 37
Financing expenses, Current			$ 163,492	149,060
Financing expenses, Non-current			$ 1,460,108	2,013,297
Scott credit facilities [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	2.20%		2.20%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2029		2025
Financing expenses, Current
Financing expenses, Non-current			$ 1,794	1,815
Others [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	7.47%
Currency	USD
Indexer
Payment terms/non- current debt	2024
Financing expenses, Current	$ 4,945
Financing expenses, Non-current
Others [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.68%
Currency	Various
Indexer	Various
Payment terms/non- current debt	2031
Financing expenses, Current	$ 47,423			9,098
Financing expenses, Non-current	$ 99,884			11,012
FINAME [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.98%	[2]	5.98%
Currency	BRL	[2]	BRL
Indexer		[2]
Payment terms/non- current debt	2024 – 25	[2]	2024 – 25
Financing expenses, Current	$ 152	[2]	$ 885	478	[2]
Financing expenses, Non-current		[2]	$ 441	6	[2]
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.50%		2.50%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2027		2027
Financing expenses, Current	$ 11,528		$ 11,181	11,542
Financing expenses, Non-current	$ 988,269		$ 982,084	986,220
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.13%		5.13%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2028		2028
Financing expenses, Current	$ 19,213		$ 23,703	19,219
Financing expenses, Non-current	$ 887,716		$ 883,767	886,398
Notes 6.5% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%
Currency	USD
Indexer
Payment terms/non- current debt	2029
Financing expenses, Current	$ 947			1,084
Financing expenses, Non-current	$ 69,829			77,885
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%		3.00%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2029		2029
Financing expenses, Current	$ 7,450		$ 7,200	7,458
Financing expenses, Non-current	$ 587,556		$ 583,499	586,210
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.50%		5.50%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2030		2030
Financing expenses, Current	$ 31,502		$ 30,747	31,910
Financing expenses, Non-current	$ 1,240,456		$ 1,238,251	1,239,931
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.75%		3.75%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2031		2031
Financing expenses, Current	$ 1,541		$ 1,302	1,563
Financing expenses, Non-current	$ 488,689		$ 494,748	495,338
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%		3.00%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2032		2032
Financing expenses, Current	$ 3,833		$ 3,417	3,833
Financing expenses, Non-current	$ 981,506		$ 977,988	980,341
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.63%		3.63%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2032		2032
Financing expenses, Current	$ 16,199		$ 16,212	16,729
Financing expenses, Non-current	$ 954,944		$ 982,586	984,472
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.75%		5.75%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2033		2033
Financing expenses, Current	$ 23,886		$ 60,575	29,469
Financing expenses, Non-current	$ 1,624,150		$ 1,997,613	2,001,095
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.75%		6.75%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2034		2034
Financing expenses, Current	$ 29,670			30,900
Financing expenses, Non-current	$ 1,485,947			1,576,065
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.38%		4.38%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2052		2052
Financing expenses, Current	$ 16,297		$ 15,750	16,309
Financing expenses, Non-current	$ 887,464		$ 886,786	887,237
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%		6.50%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2052		2052
Financing expenses, Current	$ 8,385		$ 6,997	8,396
Financing expenses, Non-current	$ 1,525,703		$ 1,526,735	1,527,284
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.25%		7.25%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2053		2053
Financing expenses, Current	$ 8,156			18,669
Financing expenses, Non-current	$ 883,974			883,214
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.25%		4.25%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2031		2031
Financing expenses, Current	$ 7,684		$ 8,382	8,972
Financing expenses, Non-current	$ 843,846		$ 982,248	984,404
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.50%		3.50%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2032		2032
Financing expenses, Current	$ 10,500		$ 10,063	10,500
Financing expenses, Non-current	$ 891,719		$ 890,113	891,184
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%		6.25%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2033		2033
Financing expenses, Current	$ 30,455			43,924
Financing expenses, Non-current	$ 965,170			984,018
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.88%		6.88%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2034		2034
Financing expenses, Current	$ 4,297			7,639
Financing expenses, Non-current	$ 485,320			484,577
Working capital – Reais [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	17.45%		17.45%
Currency	BRL		BRL
Indexer	TJLP		TJLP
Payment terms/non- current debt	2024 – 28		2024 – 28
Financing expenses, Current			$ 16,415	5,081
Financing expenses, Non-current			$ 647	16,331
Working capital – Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.10%		3.10%
Currency	EUR		EUR
Indexer	Euribor		Euribor
Payment terms/non- current debt	2024 – 28		2024 – 28
Financing expenses, Current	$ 16,996		$ 11,665	17,249
Financing expenses, Non-current	$ 9,808		$ 1,903	10,186
Export credit note [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.20%		14.20%
Currency	BRL		BRL
Indexer	CDI		CDI
Payment terms/non- current debt	2024 – 30		2024 – 30
Financing expenses, Current	$ 931		$ 145,116	2,913
Financing expenses, Non-current	$ 1,335		$ 294,891	214,735
CDC – Direct Consumer Credit [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	15.97%
Currency	BRL
Indexer
Payment terms/non- current debt	2024 – 28
Financing expenses, Current	$ 16,926			21,296
Financing expenses, Non-current	$ 4,255			9,020
Livestock financing – Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	10.73%		10.73%
Currency	BRL		BRL
Indexer
Payment terms/non- current debt	2024		2024
Financing expenses, Current	$ 216,279		$ 35,460	242,928
Financing expenses, Non-current
CRA – Agribusiness Receivables Certificate [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	9.88%
Currency	BRL
Indexer	CDI & IPCA
Payment terms/non- current debt	2024 – 37
Financing expenses, Current	$ 134,713			149,060
Financing expenses, Non-current	$ 1,761,681			2,013,297
Credit line – Scott [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.69%		7.69%
Currency	USD, EUR		USD and EUR
Indexer
Payment terms/non- current debt	2025		2050
Financing expenses, Current			$ 13,448	20,087
Financing expenses, Non-current			$ 40	529
Credit line – Beardstown Pace [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.65%		3.65%
Currency	USD		USD
Indexer
Payment terms/non- current debt	2050		2050
Financing expenses, Current			$ 7,425	6,689
Financing expenses, Non-current			$ 62,969	64,700
JBS Australia Confinement Agreement [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.76%		2.76%
Currency	AUD		AUD
Indexer
Payment terms/non- current debt	2028		2028
Financing expenses, Current			$ 258	993
Financing expenses, Non-current			$ 33,592	$ 34,053

[1]	FINEP — Research and projects financing
[2]	FINAME — Government Agency for Machinery and Equipment Financing